UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02835

ALLIANCEBERNSTEIN CAPITAL RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2005

Date of reporting period:  December 31, 2004


ITEM 1. REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN CAPITAL RESERVES


AllianceBernstein [LOGO](SM)
Investment Research and Management


SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)

FUND EXPENSES

                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                             BEGINNING            ENDING
                                           ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID      ANNUALIZED
                                            JULY 1, 2004     DECEMBER 31, 2004     DURING PERIOD*    EXPENSE RATIO*
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,003.47             $5.00              0.99%
Hypothetical (5% return before expenses)        $1,000           $1,020.21             $5.04              0.99%
---------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY (a)                              YIELD             VALUE
-------------------------------------------------------------------------------
              COMMERCIAL PAPER-52.8%
              ABBEY NATIONAL NA
$   100,000   2/09/05                                    2.21%  $    99,760,583
              ALLIANCE & LEICESTER PLC
     70,000   2/11/05                                    2.21        69,823,814
              ALLIED IRISH BANKS PLC
    160,000   2/10/05                                    2.21       159,607,111
              AMSTEL FUNDING CORP.
    160,000   2/23/05 (b)                                2.41       159,432,311
              ANZ DELAWARE
     48,000   1/20/05                                    2.02        47,948,827
              ANZ NATIONAL
     70,000   2/10/05                                    2.19        69,829,667
     47,000   2/09/05                                    2.22        46,886,965
              ASB BANK, LTD.
     20,000   1/26/05 (b)                                1.90        19,973,611
     57,000   2/10/05 (b)                                2.24        56,858,133
     62,000   3/03/05 (b)                                2.37        61,751,019
              ASPEN FUNDING CORP.
    125,000   1/21/05 (b)                                2.24       124,844,444
              ATLANTIS ONE FUNDING CORP.
     10,000   1/25/05 (b)                                1.90         9,987,333
     83,517   1/19/05 (b)                                2.02        83,432,648
     28,000   1/21/05 (b)                                2.04        27,968,267
     33,200   1/18/05 (b)                                2.05        33,167,860
              BANK OF AMERICA CORP.
    220,000   2/11/05                                    2.23       219,441,261
              BANK OF IRELAND
     83,000   1/07/05 (b)                                1.89        82,973,924
              BANQUE CAISSE
              D'EPARGNE L'ETAT
     65,000   1/28/05                                    1.96        64,904,450
     45,000   2/02/05                                    2.28        44,909,000
              BARCLAYS FUNDING CORP.
    125,000   2/22/05                                    2.34       124,577,500
    155,000   2/28/05                                    2.40       154,400,667
              BARTON CAPITAL CORP.
     50,000   2/10/05 (b)                                2.22        49,876,667
              BETA FINANCE, INC.
     22,000   2/03/05 (b)                                2.12        21,957,247
              CAISSE CENTRALE DES JARDIN
     35,000   1/05/05                                    1.96        34,992,378
              CBA (FINANCE) DELAWARE, INC.
     50,000   1/10/05                                    1.98        49,975,250
              CC USA, INC.
     34,000   2/01/05 (b)                                2.12        33,937,931
              CITIGROUP GLOBAL
              MARKETS HOLDINGS, INC.
    110,000   1/25/05                                    2.05       109,849,667
      7,100   2/02/05                                    2.13         7,086,557
     54,100   1/06/05                                    2.20        54,083,469
              CLIPPER RECEIVABLES CORP.
     70,000   1/31/05 (b)                                2.33        69,864,083
     35,000   3/03/05 (b)                                2.35        34,860,632
              CRC FUNDING LLC
     61,900   1/13/05 (b)                                2.01        61,858,630
     77,000   3/03/05 (b)                                2.42        76,684,257
              CS FIRST BOSTON CORP.
     24,000   1/31/05 (b)                                2.30        23,954,000
              DANSKE CORP.
     40,000   2/14/05                                    2.10        39,897,333
    100,000   2/10/05                                    2.31        99,743,889
              DEN NORSKE BANK
     55,575   2/09/05                                    2.20        55,442,546
    110,000   1/24/05                                    2.22       109,843,984
              DEPFA BANK PLC
     58,000   1/26/05 (b)                                2.10        57,915,417
     49,000   1/27/05 (b)                                2.26        48,920,021
              DEXIA BANK
    120,000   2/15/05 (b)                                2.37       119,644,500
              FAIRWAY FINANCE CORP.
     26,000   1/18/05 (b)                                2.25        25,972,375
              FOUNTAIN SQUARE
              COMMERCE FUNDING
     40,000   1/14/05 (b)                                2.03        39,970,678
     35,000   1/24/05 (b)                                2.06        34,953,936
              GALAXY FUNDING, INC.
     45,000   2/02/05 (b)                                2.12        44,915,200
     56,000   1/28/05 (b)                                2.27        55,904,660
     31,000   3/03/05 (b)                                2.37        30,875,509
     54,000   2/28/05 (b)                                2.40        53,791,200
     44,000   3/04/05 (b)                                2.40        43,818,134
              GIRO BALANCED FUNDING
     64,201   1/10/05 (b)                                2.00        64,168,900
     23,000   1/18/05 (b)                                2.04        22,977,843
     71,941   2/09/05 (b)                                2.05        71,781,231
     36,231   2/11/05 (b)                                2.32        36,135,270
     37,000   2/25/05 (b)                                2.36        36,866,594
              HBOS TREASURY SERVICES PLC
     67,000   2/02/05                                    2.13        66,873,147
     60,000   2/01/05                                    2.32        59,880,133
     70,200   3/01/05                                    2.36        69,928,482


2


                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY (a)                              YIELD             VALUE
-------------------------------------------------------------------------------
              HSBC BANK PLC
$    70,000   1/25/05                                    1.98%  $    69,907,600
     16,000   1/25/05                                    2.04        15,978,240
              ING INSURANCE HOLDINGS, INC.
     25,000   2/04/05                                    2.31        24,945,458
              KITTY HAWK FUNDING
     69,700   2/10/05 (b)                                2.21        69,528,848
     22,062   1/18/05 (b)                                2.22        22,038,871
              LLOYDS BANK PLC
    130,000   2/01/05                                    2.08       129,767,156
              MORGAN STANLEY
     99,200   1/28/05                                    2.34        99,025,904
              NATIONWIDE
              BUILDING SOCIETY
     35,000   1/14/05                                    1.99        34,974,849
              NEWPORT FUNDING CORP.
     25,000   1/04/05 (b)                                1.99        24,995,854
     60,000   2/01/05 (b)                                2.28        59,882,200
              NORDEUTSCHE LADESBANK
     34,000   1/07/05 (b)                                2.01        33,988,610
    125,000   2/09/05 (b)                                2.23       124,698,021
     60,000   2/28/05 (b)                                2.34        59,773,800
     93,500   3/08/05 (b)                                2.38        93,092,028
              NORTHERN ROCK PLC
     35,000   1/21/05 (b)                                2.03        34,960,528
     44,000   1/26/05 (b)                                2.06        43,937,055
     40,000   3/07/05 (b)                                2.38        39,828,111
              PFIZER, INC.
     61,000   2/08/05 (b)                                2.24        60,855,769
              PRIVATE EXPORT FUNDING
      8,095   1/06/05 (b)                                1.90         8,092,864
     24,938   1/11/05 (b)                                1.90        24,924,838
              SANTANDER CENTRAL HISPANO
     63,000   1/03/05                                    2.20        62,992,300
              SCALDIS CAPITAL LLC
     83,046   1/18/05 (b)                                2.01        82,967,176
      9,000   2/14/05 (b)                                2.17         8,976,130
     40,000   1/25/05 (b)                                2.25        39,940,000
              SHEFFIELD RECEIVABLES
     65,940   1/19/05 (b)                                2.25        65,865,818
              SIGMA FINANCE, INC.
     70,000   2/08/05 (b)                                2.20        69,837,444
     45,000   3/07/05 (b)                                2.44        44,801,750
              SWEDBANK FORENINGS
     50,000   2/08/05                                    2.30        49,878,611
              THE GOLDMAN SACHS GROUP, INC.
    118,500   1/27/05 (b)                                2.25       118,307,438
              TICONDEROGA FUNDING
     80,000   2/22/05 (b)                                2.41        79,721,511
              TOYOTA MOTOR CREDIT CO.
     74,600   2/11/05 (b)                                2.22        74,411,386
     55,000   1/31/05 (b)                                2.32        54,893,667
              UNICREDITO ITALIANO SPA
     66,750   3/02/05                                    2.36        66,487,450
     16,000   3/08/05                                    2.39        15,929,893
              WESTPAC TRUST
     73,000   2/04/05                                    2.04        72,859,353
     80,000   2/02/05                                    2.17        79,845,689
              WINDMILL FUNDING CORP.
     30,650   1/31/05 (b)                                2.33        30,590,488
                                                                ---------------
              Total Commercial Paper
              (amortized cost
              $5,775,183,853)                                     5,775,183,853
                                                                ---------------
              CERTIFICATES OF DEPOSIT-29.6%
              BANCO BILBAO VIZCAYA
     64,000   2.22%, 1/21/05                             2.22        64,000,000
              BNP PARIBAS
    274,500   2.11%, 2/02/05                             2.11       274,501,213
     88,000   2.20%, 2/10/05                             2.20        88,000,000
              CAYLON
    135,000   2.34%, 2/01/05                             2.34       135,000,000
    155,000   2.41%, 3/02/05                             2.41       155,000,000
              CHASE BANK USA
    210,000   2.33%, 1/19/05                             2.33       210,000,000
              CITIBANK NA
     45,000   2.08%, 1/28/05                             2.08        45,000,000
              CS FIRST BOSTON CORP.
     65,000   2.21%, 1/18/05 (b)                         2.22        64,999,686
     75,000   2.36%, 1/21/05 (b)                         2.34        75,000,000
              DANSKE CORP.
     47,000   2.00%, 1/18/05                             2.00        47,000,000
              HSBC BANK PLC
    137,000   1.26%, 1/13/05                             1.88       136,971,412
    110,000   2.23%, 2/10/05                             2.23       110,000,000
              HSH NORBANK AG
    100,000   1.85%, 2/01/05 (b)                         1.85       100,000,000
     23,500   1.88%, 1/24/05 (b)                         1.88        23,500,000
              LANDESBANK BADEN-WURTTEMBERG
    180,000   2.22%, 2/10/05                             2.22       180,000,995


3





PORTFOLIO OF INVESTMENTS (CONTINUED)

                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY (a)                              YIELD             VALUE
-------------------------------------------------------------------------------
              LANDESBANK HESSEN THUERINGEN
$   170,000   2.34%, 2/02/05                             2.34%  $   170,000,000
              M & I BANK
     25,000   2.02%, 1/18/05                             2.02        25,000,000
              NATEXIS BANQUE
    146,000   2.23%, 2/10/05                             2.23       146,000,000
     20,300   2.32%, 2/10/05                             2.32        20,300,000
              NORDEA BANK FINLAND PLC
     60,600   1.89%, 1/24/05                             1.89        60,600,000
     87,000   2.23%, 2/11/05                             2.23        87,000,000
              REGIONS BANK
     56,000   2.13%, 2/11/05                             2.13        56,000,000
              ROYAL BANK SCOTLAND PLC FRN
     57,000   2.34%, 6/20/05                             2.37        56,991,946
              SOCIETE GENERALE
     50,000   2.30%, 2/02/05                             2.30        50,000,000
              SVENSKA HANDELSBANKEN
    198,000   2.25%, 2/09/05                             2.25       198,000,000
              TORONTO DOMINION BANK
     80,000   2.20%, 2/09/05                             2.20        80,000,000
     50,000   2.40%, 3/10/05                             2.40        50,000,000
              UNICREDITO ITALIANO SPA
     84,000   2.24%, 2/10/05                             2.24        84,000,464
              WASHINGTON MUTUAL
     96,000   2.28%, 2/09/05                             2.28        96,000,000
              WELLS FARGO BANK
    180,000   2.33%, 1/28/05                             2.33       180,000,000
              WORLD SAVINGS BANK
    109,000   1.97%, 1/03/05                             1.99       108,999,880
     56,600   2.21%, 2/07/05                             2.23        56,598,842
                                                                ---------------
              Total Certificates of
              Deposit
              (amortized cost
              $3,234,464,438)                                     3,234,464,438
                                                                ---------------
              CORPORATE OBLIGATIONS-11.6%
              AID HOUSING GUARANTY
              PROJECT FRN (PORTUGAL)
      7,500   2.97%, 12/01/16                            2.97         7,500,000
              BETA FINANCE, INC. FRN
     50,000   2.33%, 2/02/05 (b)                         2.33        50,000,218
     52,000   2.33%, 2/09/05 (b)                         2.33        52,000,383
     35,500   2.33%, 1/28/05 (b)                         2.33        35,500,052
              CENTAURI CORP. FRN
     75,000   2.12%, 8/25/05 (b)                         2.12        75,000,000
     71,500   2.33%, 1/28/05 (b)                         2.33        71,499,846
              CHASE BANK USA FRN
    143,000   2.34%, 5/11/05                             2.34       143,000,000
              DORADA FINANCE, INC. FRN
     90,000   2.31%, 8/25/05 (b)                         2.31        90,000,000
     71,000   2.33%, 1/26/05 (b)                         2.33        71,000,095
              GREENWICH CAPITAL
              HOLDINGS FUNDING CORP. FRN
    225,000   2.38%, 2/22/05 (b)                         2.38       225,000,000
              K2 (USA) LLC. FRN
    108,000   2.31%, 3/24/05 (b)                         2.32       107,997,663
              SIGMA FINANCE, INC. FRN MTN
     75,000   2.32%, 5/31/05 (b)                         2.33        74,993,952
     70,000   2.36%, 9/23/05 (b)                         2.39        69,985,977
     70,000   2.39%, 8/17/05 (b)                         2.37        70,007,391
              US BANK
    130,000   2.27%, 1/04/05                             2.29       129,999,823
                                                                ---------------
              Total Corporate
              Obligations
              (amortized cost
              $1,273,485,400)                                     1,273,485,400
                                                                ---------------
              U.S. GOVERNMENT
              SPONSORED AGENCY
              OBLIGATIONS-5.7%
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION
      6,000   1.89%, 10/03/05 FRN                        1.95         5,997,051
    250,000   2.12%, 1/19/05                             2.12       249,735,000
    370,000   2.18%, 2/11/05 FRN                         2.20       369,991,673
                                                                ---------------
              Total U.S. Government
              Sponsored Agency
              Obligations
              (amortized cost
              $625,723,724)                                         625,723,724
                                                                ---------------
              TIME DEPOSIT-0.3%
              SunTrust Bank
     37,000   1.25%, 1/03/05
              (cost $37,000,000)                         1.75        37,000,000
                                                                ---------------


4


                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

                                                                          VALUE
-------------------------------------------------------------------------------
              TOTAL INVESTMENTS-100.0%
              (amortized cost
              $10,945,857,415)                                  $10,945,857,415
              Other assets less
              liabilities-0.0%                                       (1,267,752)
                                                                ---------------
              NET ASSETS-100%                                   $10,944,589,663
                                                                ===============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2004, the aggregate market value of these securities amounted to $4,449,389,933 or 40.7% of net assets.

Glossary of Terms:

FRN - Floating Rate Note

MTN - Medium Term Note

See notes to financial statements.


5


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $10,945,857,415)    $10,945,857,415
  Interest receivable                                                12,419,059
  Receivable for capital stock sold                                     229,008
                                                                ---------------
  Total assets                                                   10,958,505,482
                                                                ---------------
LIABILITIES
  Due to custodian                                                    2,444,659
  Advisory fee payable                                                4,349,872
  Distribution fee payable                                            2,353,025
  Administrative fee payable                                          1,654,611
  Transfer agent fee payable                                          1,269,002
  Payable for capital stock redeemed                                    663,117
  Accrued expenses                                                    1,181,533
                                                                ---------------
  Total liabilities                                                  13,915,819
                                                                ---------------
NET ASSETS                                                      $10,944,589,663
                                                                ===============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $    10,944,890
  Additional paid-in capital                                     10,933,669,779
  Accumulated net realized loss on investment transactions              (25,006)
                                                                ---------------
                                                                $10,944,589,663
                                                                ===============
NET ASSET VALUE PER SHARE
  (based on 10,944,890,087 shares outstanding)                            $1.00
                                                                          =====


See notes to financial statements.


6


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 93,043,738

EXPENSES
  Advisory fee (Note B)                           $ 25,416,840
  Distribution fee (Note C)                         13,854,408
  Administrative services (Note C)                   9,197,017
  Transfer agency (Note B)                           4,916,487
  Printing                                             614,712
  Custodian fees                                       491,819
  Registration fees                                    177,593
  Audit fees                                             9,183
  Legal fees                                            14,506
  Trustees' fees                                         9,100
  Miscellaneous                                        161,938
                                                  ------------
  Total expenses                                    54,863,603
  Less: expense offset arrangement (Note B)               (145)
                                                  ------------
  Net expenses                                                       54,863,458
                                                                   ------------
  Net investment income                                              38,180,280

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                           (4,600)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 38,175,680
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                             DECEMBER 31, 2004     YEAR ENDED
                                                (UNAUDITED)      JUNE 30, 2004
                                              ===============   ===============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                       $    38,180,280   $    16,721,045
  Net realized loss on investment
    transactions                                       (4,600)           (8,059)
                                              ---------------   ---------------
  Net increase in net assets from
    operations                                     38,175,680        16,712,986

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (38,180,280)      (16,721,045)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                           (90,962,255)     (734,104,125)
                                              ---------------   ---------------
  Total decrease                                  (90,966,855)     (734,112,184)

NET ASSETS
  Beginning of period                          11,035,556,518    11,769,668,702
                                              ---------------   ---------------
  End of period                               $10,944,589,663   $11,035,556,518
                                              ===============   ===============


See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: AllianceBernstein Capital Reserves (the "Portfolio"), formerly Alliance Capital Reserves and AllianceBernstein Money Reserves, formerly Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, persuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed 1.00% of its average daily net assets for any fiscal year. No reimbursements was required for the six months ended December 31, 2004.


8


                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,154,405 for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Portfolio's expenses were reduced by $145 under an expense offset arrangement with AGIS.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $13,854,408.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $9,197,017, of which $32,334 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $20,406, of which $887 expires in 2005, $2,275 expires in 2006, $9,185 expires in 2007 and $8,059 expires in the year 2012. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The dividends paid by the Portfolio for the year ended June 30, 2004 is deemed to be ordinary income for federal income tax purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2004, capital paid-in aggregated $10,944,614,669. Transactions, all at $1.00 per share, were as follows:


                                             SIX MONTHS ENDED     YEAR ENDED
                                             DECEMBER 31, 2004      JUNE 30,
                                                (UNAUDITED)          2004
                                             ================   ===============
Shares sold                                     7,910,574,173    17,150,330,593
Shares issued on reinvestment of dividends         38,180,280        16,721,045
Shares redeemed                                (8,039,716,708)  (17,901,155,763)
                                             ----------------   ---------------
Net decrease                                      (90,962,255)     (734,104,125)
                                             ================   ===============


9


FINANCIAL HIGHLIGHTS

                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                      YEAR ENDED JUNE 30,
                                               2004      ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .004         .002         .006         .016         .051         .049

LESS: DIVIDENDS
Dividends from net investment income           (.004)       (.002)       (.006)       (.016)       (.051)       (.049)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           0.35%        0.15%        0.60%        1.58%        5.18%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                              $10,945      $11,036      $11,770      $12,998      $13,405      $10,182
Ratio to average net assets of:
  Expenses                                      0.99%(b)     0.97%        0.98%        1.00%        1.00%        1.00%
  Net investment income                         0.69%(b)     0.15%        0.61%        1.58%        4.99%        4.88%



(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b)  Annualized


10


                                             ALLIANCEBERNSTEIN CAPITAL RESERVES
_______________________________________________________________________________

ALLIANCEBERNSTEIN CAPITAL RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES
WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


11


AllianceBernstein Capital Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Capital Reserves, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABCRSR1204

ALLIANCEBERNSTEIN MONEY RESERVES


AllianceBernstein [LOGO](SM)
Investment Research and Management


SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)

FUND EXPENSES

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                             BEGINNING            ENDING
                                           ACCOUNT VALUE       ACCOUNT VALUE      EXPENSES PAID        ANNUALIZED
                                            JULY 1, 2004     DECEMBER 31, 2004    DURING PERIOD*     EXPENSE RATIO*
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,003.47             $5.05              1.00%
Hypothetical (5% return before expenses)        $1,000           $1,020.16             $5.09              1.00%
--------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY(a)                               YIELD             VALUE
-------------------------------------------------------------------------------
              COMMERCIAL PAPER-47.9%
              ABBEY NATIONAL NA
$    10,000   2/09/05                                    2.21%   $    9,976,058
              ALLIANCE & LEICESTER PLC
     10,000   2/11/05                                    2.21         9,974,831
              ALLIED IRISH BANKS PLC
     20,000   2/10/05                                    2.21        19,950,889
              AMSTEL FUNDING CORP.
     23,000   2/23/05 (b)                                2.41        22,918,395
              ANZ DELAWARE, INC.
      6,000   1/20/05                                    2.02         5,993,603
              ANZ NATIONAL
     10,000   2/10/05                                    2.19         9,975,667
      3,000   2/09/05                                    2.22         2,992,785
              ASB BANK, LTD.
      7,563   1/26/05 (b)                                1.90         7,553,021
              ATLANTIS ONE FUNDING CORP.
      5,000   1/25/05 (b)                                1.90         4,993,667
     10,000   1/19/05 (b)                                2.02         9,989,900
      4,000   1/21/05 (b)                                2.04         3,995,467
              BANK OF AMERICA CORP.
     30,000   2/11/05                                    2.23        29,923,808
              BANK OF IRELAND
     11,000   1/07/05 (b)                                1.89        10,996,544
              BANQUE CAISSE D'EPARGNE L'ETAT
     10,000   1/28/05                                    1.96         9,985,300
     15,000   2/07/05                                    2.29        14,964,696
              BARCLAYS FUNDING CORP.
     20,000   2/22/05                                    2.34        19,932,400
     10,000   2/28/05                                    2.40         9,961,333
              BARTON CAPITAL CORP.
     10,000   2/10/05 (b)                                2.22         9,975,333
              BETA FINANCE, INC.
      3,000   2/03/05 (b)                                2.12         2,994,170
              CAISSE CENTRALE DES JARDIN
      4,000   1/05/05                                    1.96         3,999,129
              CBA (FINANCE) DELAWARE, INC.
      7,000   1/10/05                                    1.98         6,996,535
              CC USA, INC.
      5,000   2/01/05 (b)                                2.12         4,990,872
              CITIGROUP GLOBAL
              MARKETS HOLDINGS, INC.
     15,000   1/25/05                                    2.05        14,979,500
     10,000   2/02/05                                    2.13         9,981,067
      5,000   1/06/05                                    2.20         4,998,472
              CRC FUNDING LLC
     10,000   1/13/05 (b)                                2.01         9,993,317
     10,000   3/03/05 (b)                                2.42         9,958,994
              CS FIRST BOSTON CORP.
      7,000   1/31/05 (b)                                2.30         6,986,583
              DEN NORSKE BANK
      8,000   2/09/05                                    2.20         7,980,933
     12,000   1/24/05                                    2.22        11,982,980
              DEPFA BANK PLC
     12,000   1/27/05 (b)                                2.26        11,980,413
              DEXIA BANK
     15,000   2/15/05 (b)                                2.37        14,955,563
              FAIRWAY FINANCE CORP.
      4,347   1/18/05 (B)                                2.25         4,342,381
              FOUNTAIN SQUARE COMMERCE FUNDING
      5,000   1/14/05 (b)                                2.03         4,996,335
      5,000   1/24/05 (b)                                2.06         4,993,419
     16,812   2/01/05 (b)                                2.12        16,781,309
              GALAXY FUNDING, INC.
      5,000   2/02/05 (b)                                2.12         4,990,578
      7,000   1/28/05 (b)                                2.27         6,988,082
      6,000   2/28/05 (b)                                2.40         5,976,800
      6,000   3/04/05 (b)                                2.40         5,975,200
              GIRO BALANCED FUNDING
     15,000   1/10/05 (b)                                2.00        14,992,500
      4,081   1/18/05 (b)                                2.04         4,077,068
     10,000   2/09/05 (b)                                2.05         9,977,792
              HBOS TREASURY SERVICES PLC
     10,000   2/02/05                                    2.13         9,981,067
      5,000   2/01/05                                    2.32         4,990,011
              HSBC BANK PLC
     10,000   1/25/05                                    1.98         9,986,800
              KITTY HAWK FUNDING
      6,006   2/10/05 (b)                                2.21         5,991,252
              LLOYDS BANK PLC
     19,750   2/01/05                                    2.08        19,714,626
              NEWPORT FUNDING CORP.
     10,000   1/04/05 (b)                                1.99         9,998,342
              NORDEUTSCHE LADESBANK
      3,000   1/07/05 (b)                                2.01         2,998,995
     15,000   2/09/05 (b)                                2.23        14,963,763
      5,000   2/28/05 (b)                                2.34         4,981,150
      6,500   3/08/05 (b)                                2.38         6,471,638
              NORTHERN ROCK PLC
      5,000   1/21/05 (b)                                2.03         4,994,361
      7,500   1/25/05 (b)                                2.06         7,489,700
      6,000   1/26/05 (b)                                2.06         5,991,417
              PFIZER, INC.
      7,000   2/08/05 (b)                                2.24         6,983,449


2


                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY(a)                               YIELD             VALUE
-------------------------------------------------------------------------------
              PRIVATE EXPORT FUNDING
$     6,000   1/06/05 (b)                                1.90%   $    5,998,417
              SANTANDER CENTRAL HISPANO
      8,000   1/03/05                                    2.20         7,999,022
              SCALDIS CAPITAL LLC
     10,000   1/18/05 (b)                                2.01         9,990,508
     10,000   1/25/05 (b)                                2.25         9,985,000
              SHEFFIELD RECEIVABLES
      8,000   1/19/05 (b)                                2.25         7,991,000
              SIGMA FINANCE, INC.
     10,000   2/08/05 (b)                                2.20         9,976,778
      5,000   3/07/05 (b)                                2.44         4,977,972
              THE GOLDMAN SACHS GROUP, INC.
     15,000   1/27/05 (b)                                2.25        14,975,625
              TICONDEROGA FUNDING
     10,000   2/22/05 (b)                                2.41         9,965,189
              TOYOTA MOTOR CREDIT CO.
     10,000   2/11/05 (b)                                2.22         9,974,717
              UNICREDITO ITALIANO SPA
      4,000   3/08/05                                    2.39         3,982,473
              WESTPAC TRUST
      7,000   2/04/05                                    2.04         6,986,513
      5,000   2/02/05                                    2.17         4,990,356
                                                                 --------------
              Total Commercial Paper
              (amortized cost
              $644,253,830)                                         644,253,830
                                                                 --------------
              CERTIFICATES OF
              DEPOSIT-28.7%
              BANCO BILBAO VIZCAYA
      7,500   2.22%, 1/21/05                             2.22         7,500,000
              BNP PARIBAS
     35,000   2.11%, 2/02/05                             2.11        35,000,155
     12,000   2.20%, 2/10/05                             2.20        12,000,000
              CAYLON
     25,000   2.25%, 2/17/05                             2.27        24,999,328
     15,000   2.34%, 2/01/05                             2.34        15,000,000
     10,000   2.41%, 3/02/05                             2.41        10,000,000
              CHASE BANK USA
     23,500   2.33%, 1/19/05                             2.33        23,500,000
              DANSKE CORP.
      7,000   2.00%, 1/18/05                             2.00         7,000,000
              HSBC BANK PLC
     15,000   1.26%, 1/13/05                             1.88        14,996,870
     10,000   2.23%, 2/10/05                             2.23        10,000,000
              HSH NORBANK AG
     12,500   1.85%, 2/01/05 (b)                         1.85        12,500,000
      5,000   1.88%, 1/24/05 (b)                         1.88         5,000,000
              LANDESBANK BADEN-WURTTEMBERG
     20,000   2.22%, 2/10/05                             2.22        20,000,110
              LANDESBANK HESSEN THUERINGEN
     20,000   2.34%, 2/02/05                             2.34        20,000,000
              M & I BANK
      5,000   2.02%, 1/18/05                             2.02         5,000,000
              NATEXIS BANQUE
     16,000   2.23%, 2/10/05                             2.23        16,000,000
      4,700   2.32%, 2/10/05                             2.32         4,700,000
              NORDEA BANK FINLAND PLC
      6,000   1.89%, 1/24/05                             1.89         6,000,000
      9,000   2.23%, 2/11/05                             2.23         9,000,000
              REGIONS BANK
      7,000   2.13%, 2/11/05                             2.13         7,000,000
              ROYAL BANK SCOTLAND PLC FRN
      7,000   2.34%, 6/20/05                             2.37         6,999,011
              SOCIETE GENERALE
     10,000   2.30%, 2/02/05                             2.30        10,000,000
              SVENSKA HANDELSBANKEN
     24,000   2.25%, 2/09/05                             2.25        24,000,000
              TORONTO DOMINION BANK
      5,000   2.20%, 2/09/05                             2.20         5,000,000
              UNICREDITO ITALIANO SPA
     16,000   2.24%, 2/10/05                             2.24        16,000,088
              WASHINGTON MUTUAL
     17,000   2.28%, 2/09/05                             2.28        17,000,000
              WELLS FARGO BANK
     20,000   2.33%, 1/28/05                             2.33        20,000,000
              WORLD SAVINGS BANK
     15,000   1.97%, 1/03/05                             1.99        14,999,984
      5,800   2.21%, 2/07/05                             2.23         5,799,881
                                                                 --------------
              Total Certificates
              of Deposit
              (amortized cost
              $384,995,427)                                         384,995,427
                                                                 --------------
              CORPORATE OBLIGATIONS-12.6%
              BETA FINANCE, INC. FRN
     17,500   2.33%, 2/09/05 (b)                         2.33        17,500,093
      6,500   2.33%, 1/28/05 (b)                         2.33         6,500,000
              CENTAURI CORP. FRN
     10,000   2.12%, 8/25/05 (b)                         2.12        10,000,000
     12,500   2.33%, 1/28/05 (b)                         2.33        12,499,954
              CHASE BANK USA FRN
     18,800   2.34%, 5/11/05                             2.34        18,800,000


3


PORTFOLIO OF INVESTMENTS (CONTINUED)

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY(a)                               YIELD             VALUE
-------------------------------------------------------------------------------
              DORADA FINANCE, INC. FRN
$    12,000   2.31%, 8/25/05 (b)                         2.31%   $   12,000,000
     13,000   2.33%, 1/26/05 (b)                         2.33        13,000,000
              GREENWICH CAPITAL
              HOLDINGS FUNDING CORP. FRN
     25,000   2.38%, 2/22/05 (b)                         2.38        25,000,000
              K2 (USA) LLC FRN
     17,000   2.31%, 3/24/05 (b)                         2.32        16,999,632
              SIGMA FINANCE, INC. FRN MTN
     10,000   2.36%, 9/23/05 (b)                         2.39         9,997,997
     10,000   2.39%, 8/17/05 (b)                         2.37        10,001,056
              US BANK
     17,500   2.27%, 1/04/05                             2.29        17,499,976
                                                                 --------------
              Total Corporate
              Obligations
              (amortized cost
              $169,798,708)                                         169,798,708
                                                                 --------------
              U.S. GOVERNMENT
              SPONSORED AGENCY
              OBLIGATIONS-8.0%
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION
     40,000   2.12%, 1/19/05                             2.12        39,957,600
     68,000   2.18%, 2/11/05 FRN                         2.20        67,998,469
                                                                 --------------
              Total U.S. Government
              Sponsored Agency
              Obligations
              (amortized cost
              $107,956,069)                                         107,956,069
                                                                 --------------
              TIME DEPOSIT-2.4%
              SUNTRUST BANK
     32,000   1.25%, 1/03/05
              (cost $32,000,000)                         1.75        32,000,000
                                                                 --------------
              TOTAL INVESTMENTS-99.6%
              (amortized cost
              $1,339,004,034)                                     1,339,004,034
              Other assets less
              liabilities-0.4%                                        5,467,110
                                                                 --------------
              NET ASSETS-100%                                    $1,344,471,144
                                                                 ==============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $522,071,708 or 38.8% of net assets.

Glossary of Terms:

FRN - Floating Rate Note

MTN - Medium Term Note

See notes to financial statements.


4


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,339,004,034)      $1,339,004,034
  Cash                                                                5,968,957
  Interest receivable                                                 1,624,325
  Receivable for capital stock sold                                       1,329
                                                                 --------------
  Total assets                                                    1,346,598,645
                                                                 --------------
LIABILITIES
  Payable for capital stock redeemed                                    641,870
  Advisory fee payable                                                  520,126
  Distribution fee payable                                              287,300
  Administrative fee payable                                            253,412
  Transfer agent fee payable                                            203,741
  Accrued expenses                                                      221,052
                                                                 --------------
  Total liabilities                                                   2,127,501
                                                                 --------------
NET ASSETS                                                       $1,344,471,144
                                                                 ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $    1,345,617
  Additional paid-in capital                                      1,343,136,878
  Accumulated net realized loss on investment transactions              (11,351)
                                                                 --------------
                                                                 $1,344,471,144
                                                                 ==============
NET ASSET VALUE PER SHARE
  (based on 1,345,617,195 shares outstanding)                             $1.00
                                                                          =====


See notes to financial statements.


5


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 12,032,079

EXPENSES
  Advisory fee (Note B)                           $  3,582,969
  Distribution fee (Note C)                          1,795,896
  Administrative services (Note C)                   1,219,129
  Transfer agency (Note B)                             631,952
  Custodian fees                                       139,428
  Printing                                             147,514
  Registration fees                                    108,660
  Audit fees                                            12,556
  Legal fees                                             9,110
  Trustees' fees                                         5,000
  Miscellaneous                                         34,611
                                                  ------------
  Total expenses                                     7,686,825
  Less: expense reimbursement (Note B)                (503,231)
  Less: expense offset arrangement (Note B)                (11)
                                                  ------------
  Net expenses                                                        7,183,583
                                                                   ------------
  Net investment income                                               4,848,496

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                           (2,220)
                                                                   ------------
NET INCREASE IN NET ASSETSFROM OPERATIONS                          $  4,846,276
                                                                   ============


See notes to financial statements.


6


STATEMENT OF CHANGES IN NET ASSETS

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                              DECEMBER 31, 2004    YEAR ENDED
                                                 (UNAUDITED)     JUNE 30, 2004
                                               ==============    ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $    4,848,496    $    2,805,832
  Net realized loss on investment
    transactions                                       (2,220)           (3,211)
                                               --------------    --------------
  Net increase in net assets from
    operations                                      4,846,276         2,802,621

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                            (4,848,496)       (2,805,832)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                          (108,324,907)     (709,032,131)
                                               --------------    --------------
  Total decrease                                 (108,327,127)     (709,035,342)

NET ASSETS
  Beginning of period                           1,452,798,271     2,161,833,613
                                               --------------    --------------
  End of period                                $1,344,471,144    $1,452,798,271
                                               ==============    ==============


See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: AllianceBernstein Capital Reserves, and AllianceBernstein Money Reserves (the "Portfolio") each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under the repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expense (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed 1.00% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $503,231.


8


                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $210,636 for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Portfolio's expenses were reduced by $11 under an expense offset arrangement with AGIS.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $1,795,896. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $1,219,129, of which $32,334 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $9,131 expires in the year 2012. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The dividends paid by the Portfolio for the year ended June 30, 2004 is deemed to be ordinary income for federal income tax purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2004, capital paid-in aggregated $1,344,482,495. Transactions, all at $1.00 per share, were as follows:


                                              SIX MONTHS ENDED     YEAR ENDED
                                              DECEMBER 31, 2004      JUNE 30,
                                                 (UNAUDITED)          2004
                                               ==============    ==============
Shares sold                                     1,226,767,535     2,805,926,891
Shares issued on reinvestment of dividends          4,848,496         2,805,832
Shares redeemed                                (1,339,940,938)   (3,517,764.854)
                                               --------------    --------------
Net decrease                                     (108,324,907)     (709,032,131)
                                               ==============    ==============


9


FINANCIAL HIGHLIGHTS

                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                2004     ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .003(a)      .001(a)      .006         .016         .051         .049(a)

LESS: DIVIDENDS
Dividends from net investment income           (.003)       (.001)       (.006)       (.016)       (.051)       (.049)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.35%        0.14%        0.63%        1.58%        5.19%        4.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $1,344       $1,453       $2,162       $2,571       $1,911       $1,812
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(c)     0.98%        0.96%        0.99%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.07%(c)     0.99%        0.96%        0.99%        1.00%        1.01%
  Net investment income                         0.67%(a)(c)  0.14%(a)     0.64%        1.54%        5.06%        4.90%(a)



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


10


                                               ALLIANCEBERNSTEIN MONEY RESERVES
_______________________________________________________________________________

ALLIANCEBERNSTEIN MONEY RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


11


ALLIANCEBERNSTEIN MONEY RESERVES
1345 Avenue of the Americas, New York, NY  10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Money Reserves, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABMRSR1204

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.      DESCRIPTION OF EXHIBIT
-----------      ----------------------

11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                 Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Capital Reserves

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer

Date: February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer

Date:  February 28, 2005


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005